Other Assets and Prepaid Expenses - Summary of Other Noncurrent Assets and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent [Abstract]
Deferred tax assets	$ 68,659	$ 57,742
Seller indemnification noncurrent	13,212	14,053
Equity method investment	535
Total other non-current assets and prepaid expenses	$ 82,406	$ 71,795